United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Government Income Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/18

Date of Reporting Period: 01/31/18

Item 1.	Reports to Stockholders

Annual Shareholder Report
January 31, 2018
Share Class | Ticker	Institutional | FICMX	Service | FITSX

Federated Government Income Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Government Income Trust (the “Fund”), based on net asset value for the 12-month reporting period ended January 31, 2018, was 0.78% for the Institutional Shares and 0.58% for the Service Shares. The 0.78% total return of the Institutional Shares consisted of 2.36% in taxable dividends and -1.58% of price depreciation in the net asset value of the shares. The Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS),1 the Fund's broad-based securities market index, returned 1.31% for the same period. The total return of the Lipper U.S. Mortgage Funds Average (LUSMFA),2 a peer group average for the Fund, was 1.71% for the same period. The Fund's and the LUSMFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBMBS.
During the reporting period, the Fund's investment strategy focused on: (a) duration;3 (b) security selection; and (c) sector allocation. These were the most significant factors affecting the Fund's performance relative to the BBMBS.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, the U.S. dollar fell while U.S. Treasury yields, oil prices and stock markets all staged notable increases. The U.S. economy reaccelerated during the reporting period as business confidence rose and expectations of lower taxes lifted consumer spending. Consumers continued to lead overall growth, but growth in business investment was rapid as well. Outside the U.S., growth in Japan, Europe and emerging markets accelerated during the reporting period leading to a synchronized global expansion. Credit spreads tightened, and the stock market reached a new all-time high during the reporting period.
The Federal Reserve (the “Fed”) raised the federal funds target rate three times during the reporting period, moving the target rate from a range of 0.50%-0.75% up to 1.25%-1.50%. The Fed also initiated the normalization of its balance sheet by allowing a slow, managed runoff of principal from its holdings of U.S. Treasuries and mortgage-backed securities. While the economic expansion appears to be durable, the Fed remained focused on policy measures to help increase employment and bring inflation up towards its 2% target.
The 2-year Treasury yield increased 94 basis points to 2.14%, and the 10-year Treasury yield increased 25 basis points to 2.71% during the reporting period.4
Annual Shareholder Report

DURATION
Duration for the Fund stayed below the BBMBS duration during the reporting period, contributing to Fund performance as interest rates rose. The Fund used derivatives as a tool to assist in managing Fund duration.5 The principal derivatives used by the Fund were Treasury futures contracts and options on Treasury futures contracts. During the reporting period, the use of derivatives contributed positively to Fund performance as the small loss from options on Treasury futures contracts was more than offset by the gain from Treasury futures contracts.
SECURITY SELECTION
Overall, during the reporting period, the Fund had above-BBMBS exposure to securities with characteristics that limited prepayment risk, such as loans with low balances.6 As primary mortgage rates rose over the reporting period, lowering the interest rate incentive for borrowers to refinance, the value of prepayment protected mortgage pools fell relative to more generic mortgage pools. As a result, security selection detracted from Fund performance during the reporting period.
Sector Allocation
The Fund invested in certain Ginnie Mae guaranteed reverse mortgage collateralized mortgage obligations (“CMOs”) that were not included in the BBMBS during the reporting period. Spreads on these floating rate CMOs tightened during the reporting period. As a result, sector allocation added to Fund performance.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBMBS.
2	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSMFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6	The value of some mortgage-backed securities may be particularly sensitive to changes in the prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Government Income Trust from January 31, 2008 to January 31, 2018, compared to the Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS)2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of January 31, 2018
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 1/31/2018
	1 Year	5 Years	10 Years
Institutional Shares	0.78%	1.31%	2.80%
Service Shares	0.58%	1.11%	2.60%
BBMBS	1.31%	1.90%	3.52%
LUSMFA	1.71%	1.77%	3.43%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BBMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BBMBS tracks agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	108.2%
Cash Equivalents[2]	1.5%
Derivative Contracts[3]	0.0%[4]
Other Assets and Liabilities—Net[5]	(9.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing dollar-roll collateral.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
January 31, 2018
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—99.4%
		Federal Home Loan Mortgage Corporation—25.3%
$3,849,224		3.000%, 5/1/2045	$3,783,516
20,000,000	[2]	3.000%, 2/1/2048	19,596,094
519,461		3.500%, 11/1/2025	532,811
1,498,688		3.500%, 8/1/2026	1,537,203
1,645,187		3.500%, 6/1/2032	1,673,849
3,249,429		3.500%, 5/1/2046	3,285,544
14,916,333		3.500%, 9/1/2047	15,064,639
9,944,447		3.500%, 10/1/2047	10,043,319
2,492,759		3.500%, 10/1/2047	2,517,543
860,445		4.000%, 8/1/2025	889,548
19,885,756		4.000%, 1/1/2047	20,566,999
288,752		4.500%, 6/1/2019	292,117
804,037		4.500%, 3/1/2024	834,929
668,477		4.500%, 11/1/2039	711,691
1,067,401		4.500%, 4/1/2040	1,136,404
792,721		4.500%, 5/1/2040	843,967
1,332,101		4.500%, 6/1/2040	1,418,216
212,313		4.500%, 9/1/2040	226,038
1,129,043		4.500%, 9/1/2040	1,202,031
352,193		5.000%, 8/1/2023	368,008
1,266,689		5.000%, 1/1/2034	1,367,081
188,725		5.000%, 5/1/2034	203,738
703,291		5.000%, 9/1/2039	761,093
2,086,443		5.000%, 10/1/2039	2,256,944
773,324		5.000%, 12/1/2039	836,519
113,435		5.500%, 12/1/2021	118,287
20,482		5.500%, 1/1/2022	21,387
64,923		5.500%, 1/1/2022	67,422
100,368		5.500%, 1/1/2022	104,590
967,130		5.500%, 5/1/2034	1,064,292
20,856		5.500%, 12/1/2035	23,032
42,639		5.500%, 3/1/2036	47,077
178,226		5.500%, 3/1/2036	196,941
608,737		5.500%, 10/1/2037	672,232
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$456,810		5.500%, 1/1/2038	$504,458
196,649		5.500%, 3/1/2038	217,160
172,504		5.500%, 11/1/2038	190,443
165,887		5.500%, 1/1/2039	183,189
233,178		6.000%, 4/1/2036	261,063
652,211		6.000%, 7/1/2037	730,227
147,532		6.000%, 3/1/2038	164,738
154,556		6.000%, 4/1/2038	172,598
17,224		6.000%, 9/1/2038	19,257
75,023		6.000%, 9/1/2038	83,853
24,770		6.500%, 9/1/2029	27,549
34,887		7.000%, 2/1/2031	40,151
45,518		7.000%, 10/1/2031	51,055
7,985		7.000%, 10/1/2031	8,826
82,376		7.000%, 1/1/2032	94,550
173,434		7.000%, 3/1/2032	197,719
1,266		7.500%, 2/1/2027	1,338
153,764		7.500%, 6/1/2027	173,533
17,991		7.500%, 8/1/2029	20,776
2,327		7.500%, 3/1/2030	2,699
5,479		7.500%, 1/1/2031	6,351
109,468		7.500%, 2/1/2031	126,652
		TOTAL	97,543,286
		Federal National Mortgage Association—42.7%
4,321,984		3.000%, 6/1/2027	4,358,384
3,158,479		3.000%, 7/1/2027	3,185,574
1,722,835		3.000%, 6/1/2032	1,729,027
4,511,956		3.000%, 8/1/2032	4,528,170
13,918,982		3.000%, 6/1/2043	13,721,071
3,239,799		3.000%, 8/1/2045	3,183,609
3,966,639		3.000%, 8/1/2045	3,897,842
48,520,336		3.000%, 10/1/2046	47,663,647
1,030,184		3.500%, 1/1/2026	1,056,217
7,810,512		3.500%, 12/1/2041	7,934,382
1,503,558		3.500%, 4/1/2042	1,527,403
4,236,849		3.500%, 9/1/2042	4,301,394
563,114		3.500%, 9/1/2042	571,693
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$4,134,407		3.500%, 9/1/2042	$4,205,145
517,774		3.500%, 9/1/2042	525,986
1,139,304		3.500%, 12/1/2042	1,156,660
5,422,026		3.500%, 12/1/2046	5,475,823
4,506,301		4.000%, 12/1/2031	4,704,500
2,961,637		4.000%, 12/1/2041	3,083,568
11,366,820		4.000%, 12/1/2041	11,850,777
1,761,821		4.000%, 4/1/2042	1,832,154
3,799,403		4.000%, 6/1/2042	3,951,075
8,081,737		4.000%, 12/1/2042	8,427,091
2,609,495		4.500%, 9/1/2041	2,833,768
1,404,203		4.500%, 10/1/2041	1,494,609
3,232,677		4.500%, 11/1/2041	3,446,361
378,661		4.500%, 11/1/2041	403,513
1,524,089		4.500%, 1/1/2042	1,620,785
418,649		5.000%, 10/1/2023	437,550
200,723		5.000%, 4/1/2024	210,299
1,134,213		5.000%, 7/1/2034	1,220,740
1,674,953		5.000%, 1/1/2040	1,805,612
510,756		5.500%, 9/1/2034	562,722
715,148		5.500%, 6/1/2035	788,258
673,711		5.500%, 12/1/2035	741,873
142,938		5.500%, 4/1/2036	157,399
488,358		5.500%, 4/1/2036	537,470
393,592		5.500%, 9/1/2037	434,462
52,888		6.000%, 2/1/2022	55,464
938,440		6.000%, 2/1/2033	1,061,307
59,072		6.000%, 5/1/2036	66,174
164,141		6.000%, 7/1/2036	183,538
625,509		6.000%, 1/1/2037	699,316
92,053		6.000%, 9/1/2037	103,084
57,310		6.000%, 9/1/2037	64,137
182,197		6.000%, 6/1/2038	203,735
102,524		6.000%, 8/1/2038	114,516
42,014		6.000%, 10/1/2038	47,475
4,484		6.500%, 12/1/2027	4,881
3,617		6.500%, 6/1/2029	4,072
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$10,578		6.500%, 7/1/2029	$11,891
12,682		6.500%, 8/1/2029	14,193
2,813		6.500%, 8/1/2029	3,153
75,577		6.500%, 4/1/2032	84,919
287,862		6.500%, 5/1/2032	325,790
49,586		6.500%, 12/1/2035	56,236
71,216		6.500%, 7/1/2037	80,177
640,988		6.500%, 8/1/2037	720,764
114,538		6.500%, 9/1/2037	129,026
1,740		7.000%, 7/1/2029	1,978
9,214		7.000%, 9/1/2029	9,982
660		7.000%, 10/1/2031	719
63,840		7.000%, 11/1/2031	73,230
25,968		7.000%, 12/1/2031	29,677
52,492		7.000%, 12/1/2031	60,323
26,015		7.000%, 12/1/2031	29,525
6,088		7.000%, 12/1/2031	6,427
8,756		7.000%, 1/1/2032	10,013
37,010		7.000%, 2/1/2032	42,588
21,970		7.500%, 7/1/2028	25,252
54,700		7.500%, 8/1/2031	63,444
126,280		8.000%, 12/1/2026	144,810
14,620		10.000%, 9/1/2021	15,961
552		10.000%, 11/1/2021	575
22		10.500%, 12/1/2019	23
693		10.500%, 1/1/2021	706
64		10.500%, 4/1/2022	67
		TOTAL	164,115,761
		Government National Mortgage Association—31.4%
6,517,097		3.000%, 5/20/2047	6,459,588
2,902,112		3.500%, 12/15/2040	2,961,439
5,825,904		3.500%, 9/15/2041	5,946,823
1,174,963		3.500%, 1/15/2042	1,202,287
2,429,816		3.500%, 2/15/2042	2,486,322
1,381,059		3.500%, 5/20/2042	1,411,018
685,997		3.500%, 8/15/2042	701,736
3,932,517		3.500%, 8/20/2042	4,015,367
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$1,142,688		3.500%, 9/15/2042	$1,168,904
1,004,918		3.500%, 9/15/2042	1,027,974
30,000,000	[2]	3.500%, 2/20/2048	30,533,598
4,525,357		4.000%, 3/15/2042	4,730,466
2,062,907		4.000%, 8/15/2042	2,171,878
1,391,767		4.000%, 12/15/2042	1,454,413
2,975,852		4.000%, 2/15/2043	3,146,999
1,542,427		4.000%, 2/15/2043	1,624,387
2,067,455		4.000%, 3/15/2043	2,177,313
1,572,493		4.000%, 3/15/2043	1,643,273
3,200,636		4.000%, 3/15/2043	3,384,710
1,232,643		4.000%, 3/15/2043	1,303,534
2,781,960		4.500%, 6/15/2040	2,956,723
3,945,197		4.500%, 8/15/2040	4,217,693
1,866,865		4.500%, 8/15/2040	1,974,647
2,948,906		4.500%, 11/15/2040	3,150,745
732,141		4.500%, 1/15/2042	774,182
317,681		4.500%, 2/15/2042	335,923
953,127		5.000%, 10/15/2033	1,023,879
1,654,335		5.000%, 6/20/2034	1,778,460
691,369		5.000%, 5/20/2039	742,655
396,737		5.000%, 7/20/2039	428,026
350,064		5.000%, 8/20/2039	377,672
2,976,039		5.000%, 2/15/2040	3,249,114
766,403		5.000%, 2/20/2040	830,739
1,475,652		5.000%, 9/15/2041	1,599,526
1,343,406		5.000%, 10/15/2041	1,456,179
505,836		5.500%, 7/20/2033	549,883
210,772		5.500%, 4/15/2034	231,651
762,318		5.500%, 6/15/2034	831,409
585,451		5.500%, 10/20/2034	636,939
2,130,307		5.500%, 7/20/2035	2,320,674
279,079		5.500%, 11/20/2038	304,079
61,430		6.000%, 8/15/2031	68,867
66,734		6.000%, 9/15/2031	74,310
16,074		6.000%, 9/15/2031	17,967
44,407		6.000%, 11/15/2031	49,618
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$66,826		6.000%, 1/15/2032	$74,837
84,759		6.000%, 1/15/2032	94,988
55,529		6.000%, 1/15/2032	62,189
15,916		6.000%, 1/15/2032	17,859
129,644		6.000%, 2/15/2032	146,094
63,544		6.000%, 3/15/2032	71,217
309,553		6.000%, 4/15/2032	347,489
79,904		6.000%, 5/15/2032	90,190
414,302		6.000%, 5/15/2036	466,042
64,673		6.000%, 6/15/2036	73,415
2,002,463		6.000%, 6/20/2036	2,248,872
1,347,817		6.000%, 7/20/2036	1,514,249
360,376		6.000%, 7/20/2038	404,694
7,325		6.500%, 5/15/2027	8,174
11,046		6.500%, 1/15/2029	12,513
15,065		6.500%, 1/15/2029	17,022
12,016		6.500%, 1/20/2029	13,501
6,202		6.500%, 2/15/2029	6,826
11,362		6.500%, 3/15/2029	12,844
11,210		6.500%, 3/15/2029	12,710
4,077		6.500%, 3/20/2029	4,587
6,345		6.500%, 5/20/2029	7,153
30,351		6.500%, 6/15/2029	34,185
13,335		6.500%, 7/20/2029	15,018
6,674		6.500%, 8/20/2029	7,540
3,605		6.500%, 10/20/2029	4,064
5,405		6.500%, 11/20/2029	6,112
3,275		6.500%, 10/20/2030	3,713
7,837		6.500%, 4/20/2031	8,902
3,805		6.500%, 5/20/2031	4,326
23,267		6.500%, 6/20/2031	26,427
8,884		6.500%, 7/15/2031	10,120
1,066		6.500%, 7/15/2031	1,217
6,272		6.500%, 7/20/2031	7,133
6,672		6.500%, 10/20/2031	7,593
5,588		6.500%, 11/20/2031	6,362
16,355		6.500%, 1/20/2032	18,614
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$254,496		6.500%, 10/20/2038	$290,650
9,419		7.000%, 6/15/2026	10,534
28,534		7.000%, 6/15/2026	31,778
12,034		7.000%, 12/15/2026	13,425
13,286		7.000%, 6/15/2027	14,931
2,383		7.000%, 10/15/2027	2,691
15,992		7.000%, 11/15/2027	18,042
7,494		7.000%, 2/15/2028	8,448
20,282		7.000%, 4/15/2028	22,999
4,970		7.000%, 6/15/2028	5,659
26,758		7.000%, 6/15/2028	30,530
11,941		7.000%, 7/15/2028	13,510
37,223		7.000%, 7/15/2028	42,525
13,448		7.000%, 8/15/2028	15,303
83,477		7.000%, 8/15/2028	95,551
1,965		7.000%, 9/15/2028	2,198
4,685		7.000%, 9/15/2028	5,346
8,258		7.000%, 10/15/2028	9,428
20,304		7.000%, 10/15/2028	23,135
10,375		7.000%, 10/15/2028	11,883
67,697		7.000%, 11/15/2028	76,657
61,093		7.000%, 11/15/2028	70,269
16,324		7.000%, 12/15/2028	18,716
79,639		7.000%, 12/15/2028	90,039
27,708		7.000%, 12/15/2028	31,529
25,458		7.000%, 12/15/2028	28,989
4,606		7.000%, 1/15/2029	5,272
8,375		7.000%, 1/15/2029	9,530
7,800		7.000%, 1/15/2029	8,854
4,317		7.000%, 1/15/2029	4,769
12,587		7.000%, 1/15/2029	14,408
14,875		7.000%, 1/15/2029	16,997
12,231		7.000%, 1/15/2029	13,992
4,941		7.000%, 1/15/2029	5,290
13,072		7.000%, 1/15/2029	14,988
15,992		7.000%, 1/15/2029	18,356
36,731		7.000%, 1/15/2029	42,136
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$6,482		7.000%, 1/15/2029	$7,108
2,980		7.000%, 1/15/2029	3,407
13,208		7.000%, 2/15/2029	14,903
7,943		7.000%, 2/15/2029	9,096
4,596		7.000%, 2/15/2029	5,240
12,255		7.000%, 2/15/2029	14,027
386		7.000%, 2/15/2029	437
170		7.000%, 2/15/2029	189
3,379		7.000%, 2/15/2029	3,874
7,904		7.000%, 2/15/2029	8,510
1,824		7.000%, 3/15/2029	2,076
18,485		7.000%, 3/15/2029	20,885
3,882		7.000%, 3/15/2029	4,430
1,279		7.000%, 3/15/2029	1,468
1,239		7.000%, 3/15/2029	1,423
1,299		7.000%, 3/15/2029	1,489
111		7.000%, 3/15/2029	118
269		7.000%, 3/15/2029	282
3,046		7.000%, 3/15/2029	3,455
2,002		7.000%, 3/15/2029	2,300
1,323		7.000%, 4/15/2029	1,370
60,424		7.000%, 4/15/2029	69,202
5,049		7.000%, 4/15/2029	5,759
5,937		7.000%, 4/15/2029	6,818
3,392		7.000%, 4/15/2029	3,860
59,467		7.000%, 4/15/2029	68,363
129		7.000%, 4/15/2029	147
6,558		7.000%, 4/15/2029	7,502
9,806		7.000%, 4/15/2029	10,983
264		7.000%, 4/15/2029	303
43,137		7.000%, 4/15/2029	49,175
11,288		7.000%, 4/15/2029	12,977
12,254		7.000%, 4/15/2029	13,918
4,710		7.000%, 5/15/2029	5,356
212		7.000%, 5/15/2029	222
1,095		7.000%, 5/15/2029	1,253
2,772		7.000%, 5/15/2029	3,184
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$3,342		7.000%, 5/15/2029	$3,844
3,428		7.000%, 5/15/2029	3,926
41,810		7.000%, 5/15/2029	47,576
10,155		7.000%, 6/15/2029	11,662
3,223		7.000%, 6/15/2029	3,707
4,522		7.000%, 6/15/2029	5,167
7,234		7.000%, 6/15/2029	8,324
511		7.000%, 6/15/2029	514
350		7.000%, 6/15/2029	403
4,889		7.000%, 6/15/2029	5,330
831		7.000%, 6/15/2029	956
15,530		7.000%, 6/15/2029	17,805
2,041		7.000%, 6/15/2029	2,348
996		7.000%, 6/15/2029	1,145
7,570		7.000%, 7/15/2029	8,679
2,876		7.000%, 7/15/2029	3,254
13,308		7.000%, 7/15/2029	15,299
69,196		7.000%, 7/15/2029	79,204
11,938		7.000%, 7/15/2029	13,738
2,856		7.000%, 7/15/2029	3,117
5,045		7.000%, 7/15/2029	5,787
6,616		7.000%, 7/15/2029	7,613
5,890		7.000%, 7/15/2029	6,702
9,580		7.000%, 7/15/2029	10,894
1,348		7.000%, 8/15/2029	1,533
2,759		7.000%, 8/15/2029	3,113
2,278		7.000%, 8/15/2029	2,625
4,068		7.000%, 8/15/2029	4,659
1,743		7.000%, 8/15/2029	2,008
3,689		7.000%, 8/15/2029	4,243
12,365		7.000%, 8/15/2029	14,104
4,468		7.000%, 9/15/2029	5,114
15,470		7.000%, 9/15/2029	17,784
7,403		7.000%, 9/15/2029	8,501
5,425		7.000%, 9/15/2029	6,244
8,338		7.000%, 9/15/2029	9,591
7,174		7.000%, 9/15/2029	8,264
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$3,855		7.000%, 10/15/2029	$4,173
2,280		7.000%, 11/15/2029	2,629
21,959		7.000%, 12/15/2029	25,163
8,504		7.000%, 12/15/2029	9,073
6,320		7.000%, 12/15/2029	7,222
4,660		7.000%, 1/15/2030	5,355
22,741		7.000%, 1/15/2030	26,262
15,209		7.000%, 1/15/2030	17,218
14,911		7.000%, 1/15/2030	17,133
4,084		7.000%, 1/15/2030	4,623
25,243		7.000%, 2/15/2030	28,759
13,873		7.000%, 2/15/2030	16,021
14,120		7.000%, 2/15/2030	16,162
3,599		7.000%, 2/15/2030	4,148
2,270		7.000%, 2/15/2030	2,395
60,548		7.000%, 2/15/2030	69,956
60,158		7.000%, 3/15/2030	69,194
25,121		7.000%, 3/15/2030	28,833
8,841		7.000%, 4/15/2030	10,084
3,837		7.000%, 4/15/2030	4,435
18,924		7.000%, 6/15/2030	21,905
6,540		7.000%, 6/15/2030	7,518
51,121		7.000%, 8/15/2030	59,092
8,662		7.000%, 8/15/2030	9,910
14,378		7.000%, 9/15/2030	16,122
16,461		7.000%, 10/15/2030	18,950
8,432		7.000%, 10/15/2030	9,467
250		7.000%, 10/15/2030	258
31,757		7.000%, 10/15/2030	36,637
6,660		7.000%, 11/15/2030	7,680
10,437		7.000%, 2/15/2031	12,056
125,065		7.000%, 2/15/2031	144,283
12,786		7.000%, 3/15/2031	14,613
43,258		7.000%, 3/15/2031	49,948
1,177		7.000%, 7/15/2031	1,352
532		7.000%, 9/15/2031	606
24,256		7.000%, 10/15/2031	28,086
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$10,989		7.000%, 11/15/2031	$12,744
17,147		7.000%, 1/15/2032	19,712
10,117		7.000%, 4/15/2032	11,600
16,647		7.000%, 5/15/2032	19,078
914		7.000%, 11/15/2032	1,025
650		7.000%, 1/15/2033	752
291,616		7.500%, 11/15/2027	335,360
255,081		7.500%, 11/15/2027	292,172
664		7.500%, 4/15/2029	764
5,889		7.500%, 6/15/2029	6,846
6,302		7.500%, 7/15/2029	7,146
2,115		7.500%, 7/15/2029	2,383
471		7.500%, 7/15/2029	546
788		7.500%, 8/15/2029	854
34,875		7.500%, 8/15/2029	39,162
1,388		7.500%, 8/15/2029	1,616
1,075		7.500%, 8/15/2029	1,241
37,776		7.500%, 8/15/2029	43,474
53,143		7.500%, 8/15/2029	61,707
38,711		7.500%, 8/15/2029	44,949
10,838		7.500%, 8/15/2029	12,612
41,779		7.500%, 8/15/2029	48,643
30,561		7.500%, 8/20/2029	35,297
6,537		7.500%, 9/15/2029	7,463
59,573		7.500%, 9/15/2029	68,891
5,688		7.500%, 10/15/2029	6,601
16,051		7.500%, 10/15/2029	18,122
26,875		7.500%, 10/15/2029	29,651
44,178		7.500%, 10/15/2029	50,979
10,013		7.500%, 10/15/2029	11,621
9,499		7.500%, 12/15/2029	10,938
12,571		7.500%, 1/15/2030	14,483
20,692		7.500%, 3/20/2030	23,914
35,147		7.500%, 8/15/2030	40,535
117		7.500%, 10/15/2030	123
42,014		7.500%, 10/15/2030	48,533
141,460		7.500%, 10/15/2030	162,597
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$27,848		7.500%, 10/15/2030	$32,317
20,460		7.500%, 11/15/2030	23,623
12,223		7.500%, 11/20/2030	14,170
8,443		7.500%, 12/15/2030	9,853
8,405		7.500%, 1/15/2031	9,817
6,889		7.500%, 2/15/2031	8,039
30,707		7.500%, 4/20/2031	35,735
70,928		7.500%, 7/15/2031	81,930
1,891		7.500%, 9/15/2031	2,186
17,346		7.500%, 9/15/2031	19,531
8,091		7.500%, 9/15/2031	9,376
18,505		7.500%, 10/15/2031	21,549
16,571		7.500%, 11/15/2031	19,226
17,487		7.500%, 12/15/2031	19,746
7,914		7.500%, 2/15/2032	9,239
13,766		7.500%, 3/15/2032	16,013
9,608		7.500%, 5/15/2032	11,157
3,914		8.000%, 11/15/2023	4,311
114,122		8.000%, 11/15/2027	131,132
62,709		8.000%, 11/15/2027	72,807
11,099		8.000%, 5/15/2029	13,150
106,766		8.000%, 8/15/2029	126,250
80,814		8.000%, 11/15/2029	95,987
34,177		8.000%, 12/15/2029	40,619
1,623		8.000%, 12/15/2029	1,752
3,144		8.000%, 1/15/2030	3,732
15,713		8.000%, 1/15/2030	18,698
7,268		8.000%, 1/15/2030	8,577
2,972		8.000%, 2/15/2030	3,121
4,722		8.000%, 2/15/2030	5,601
3,134		8.000%, 3/15/2030	3,434
13,911		8.000%, 4/15/2030	16,592
910		8.000%, 4/15/2030	1,019
7,682		8.000%, 4/15/2030	9,129
937		8.000%, 4/15/2030	1,118
6,751		8.000%, 4/15/2030	7,978
4,747		8.000%, 4/15/2030	5,586
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$2,326		8.000%, 5/15/2030	$2,775
1,537		8.000%, 5/15/2030	1,821
473		8.000%, 5/15/2030	476
758		8.000%, 5/15/2030	885
2,237		8.000%, 5/15/2030	2,617
6,952		8.000%, 5/15/2030	8,273
898		8.000%, 5/15/2030	908
9,616		8.000%, 5/15/2030	11,363
12,770		8.000%, 6/15/2030	14,987
1,017		8.000%, 6/15/2030	1,210
1,096		8.000%, 6/15/2030	1,307
2,162		8.000%, 6/15/2030	2,508
5,631		8.000%, 6/15/2030	6,667
10,510		8.000%, 6/15/2030	12,436
74,703		8.000%, 6/15/2030	88,784
35,861		8.000%, 6/15/2030	42,822
9,208		8.000%, 6/15/2030	10,930
2,964		8.000%, 7/15/2030	3,301
2,891		8.000%, 7/15/2030	3,437
10,893		8.000%, 7/15/2030	13,014
6,299		8.000%, 7/15/2030	7,467
51,287		8.000%, 7/15/2030	61,172
28,453		8.000%, 8/15/2032	32,941
20,430		8.000%, 8/15/2032	24,570
37,665		8.500%, 6/15/2030	42,521
		TOTAL	120,876,370
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $387,287,285)	382,535,417
		COLLATERALIZED MORTGAGE OBLIGATIONS—8.8%
		Government National Mortgage Association—8.8%
4,581,433	[3,4]	REMIC 2010-H02 FA, 2.244% (1-month USLIBOR +0.680%), 2/20/2060	4,599,177
10,203,934	[3,4]	REMIC 2011-H03 FA, 1.879% (1-month USLIBOR +0.500%), 1/20/2061	10,202,530
15,062,914	[3,4]	REMIC 2010-H03 FA, 2.114% (1-month USLIBOR +0.550%), 3/20/2060	15,081,382
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
3,976,200	[3,4]	REMIC 2011-H06 FA, 1.829% (1-month USLIBOR +0.450%), 2/20/2061	$3,969,861
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $33,313,816)	33,852,950
		INVESTMENT COMPANY—1.5%
5,610,874	[5]	Federated Government Obligations Fund, Premier Shares, 1.22%[6] (AT NET ASSET VALUE)	5,610,874
		TOTAL INVESTMENT IN SECURITIES—109.7% (IDENTIFIED COST $426,211,975)[7]	421,999,241
		OTHER ASSETS AND LIABILITIES - NET—(9.7)%	(37,347,591)
		TOTAL NET ASSETS—100%	$384,651,650
At January 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[8]United States Treasury Notes 10-Year Short Futures	80	$9,726,250	March 2018	158,555
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximate one to 10 years.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
Annual Shareholder Report

5	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended January 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 1/31/2017	18,205,052
Purchases/Additions	117,179,560
Sales/Reductions	(129,773,738)
Balance of Shares Held 1/31/2018	5,610,874
Value	$5,610,874
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$248,348
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $426,551,064.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$382,535,417	$—	$382,535,417
Collateralized Mortgage Obligations	—	33,852,950	—	33,852,950
Investment Companies	5,610,874	—	—	5,610,874
TOTAL SECURITIES	$5,610,874	$416,388,367	$—	$421,999,241
Other Financial Instruments[1]
Assets	$158,555	$—	$—	$158,555
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$158,555	$—	$—	$158,555
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended January 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.13	$10.34	$10.44	$10.28	$10.54
Income From Investment Operations:
Net investment income	0.21[1]	0.17[1]	0.17[1]	0.25[1]	0.24[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.13)	(0.17)	(0.03)	0.19	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	0.08	0.00	0.14	0.44	0.01
Less Distributions:
Distributions from net investment income	(0.24)	(0.21)	(0.24)	(0.28)	(0.27)
Net Asset Value, End of Period	$9.97	$10.13	$10.34	$10.44	$10.28
Total Return[2]	0.78%	0.02%	1.36%	4.31%	0.12%
Ratios to Average Net Assets:
Net expenses	0.63%	0.62%	0.62%	0.62%	0.62%
Net investment income	2.07%	1.64%	1.67%	2.40%	2.28%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.07%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$356,449	$417,820	$452,756	$495,495	$347,131
Portfolio turnover	201%	264%	307%	153%	178%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	29%	17%	18%	54%	68%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended January 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.13	$10.34	$10.44	$10.28	$10.54
Income From Investment Operations:
Net investment income	0.19[1]	0.15[1]	0.15[1]	0.23[1]	0.22[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.13)	(0.17)	(0.03)	0.19	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	0.06	(0.02)	0.12	0.42	(0.01)
Less Distributions:
Distributions from net investment income	(0.22)	(0.19)	(0.22)	(0.26)	(0.25)
Net Asset Value, End of Period	$9.97	$10.13	$10.34	$10.44	$10.28
Total Return[2]	0.58%	(0.18)%	1.16%	4.11%	(0.06)%
Ratios to Average Net Assets:
Net expenses	0.83%	0.82%	0.82%	0.82%	0.82%
Net investment income	1.87%	1.44%	1.47%	2.22%	2.08%
Expense waiver/reimbursement[3]	0.06%	0.04%	0.03%	0.02%	0.00%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,203	$34,800	$58,206	$63,715	$27,209
Portfolio turnover	201%	264%	307%	153%	178%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	29%	17%	18%	54%	68%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2018
Assets:
Investment in securities, at value including $5,610,874 of investment in an affiliated holding (identified cost $426,211,975)		$421,999,241
Cash		12,817,950
Restricted cash (Note 2)		359,000
Income receivable		1,121,019
Receivable for shares sold		98,019
Receivable for daily variation margin on futures contracts		5,020
TOTAL ASSETS		436,400,249
Liabilities:
Payable for investments purchased	$50,884,589
Payable for shares redeemed	472,534
Income distribution payable	95,069
Payable to adviser (Note 5)	5,405
Payable for administrative fees (Note 5)	845
Payable for Directors'/Trustees' fees (Note 5)	1,217
Payable for other service fees (Notes 2 and 5)	27,259
Accrued expenses (Note 5)	261,681
TOTAL LIABILITIES		51,748,599
Net assets for 38,583,802 shares outstanding		$384,651,650
Net Assets Consist of:
Paid-in capital		$401,756,592
Net unrealized depreciation of investments and futures contracts		(4,054,179)
Accumulated net realized loss on investments and futures contracts		(13,142,447)
Undistributed net investment income		91,684
TOTAL NET ASSETS		$384,651,650
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($356,449,104 ÷ 35,755,011 shares outstanding), no par value, unlimited shares authorized		$9.97
Service Shares:
Net asset value per share ($28,202,546 ÷ 2,828,791 shares outstanding), no par value, unlimited shares authorized		$9.97
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended January 31, 2018
Investment Income:
Interest			$11,294,162
Dividends received from an affiliated holding (see footnotes to Portfolio of Investments)			248,348
TOTAL INCOME			11,542,510
Expenses:
Investment adviser fee (Note 5)		$1,712,601
Administrative fee (Note 5)		339,513
Custodian fees		51,698
Transfer agent fee		289,732
Directors'/Trustees' fees (Note 5)		11,915
Auditing fees		28,600
Legal fees		8,853
Portfolio accounting fees		179,647
Other service fees (Notes 2 and 5)		364,414
Share registration costs		44,279
Printing and postage		35,585
Miscellaneous (Note 5)		30,745
TOTAL EXPENSES		3,097,582
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(47,619)
Reimbursement of other operating expenses (Notes 2 and 5)	(295,332)
TOTAL WAIVER AND REIMBURSEMENTS		(342,951)
Net expenses			2,754,631
Net investment income			8,787,879
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			587,005
Net realized loss on futures contracts			(127,102)
Net change in unrealized appreciation of investments			(5,186,683)
Net change in unrealized appreciation of futures contracts			35,603
Net realized and unrealized loss on investments and futures contracts			(4,691,177)
Change in net assets resulting from operations			$4,096,702
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended January 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,787,879	$8,114,579
Net realized gain on investments and futures contracts	459,903	581,359
Net change in unrealized appreciation/depreciation of investments and futures contracts	(5,151,080)	(8,408,398)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,096,702	287,540
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,405,507)	(9,360,116)
Service Shares	(690,752)	(909,779)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,096,259)	(10,269,895)
Share Transactions:
Proceeds from sale of shares	66,790,736	84,423,949
Net asset value of shares issued to shareholders in payment of distributions declared	8,530,752	8,461,715
Cost of shares redeemed	(137,289,892)	(141,245,829)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(61,968,404)	(48,360,165)
Change in net assets	(67,967,961)	(58,342,520)
Net Assets:
Beginning of period	452,619,611	510,962,131
End of period (including undistributed net investment income of $91,684 and $63,353, respectively)	$384,651,650	$452,619,611
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
January 31, 2018
1. ORGANIZATION
Federated Government Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair
Annual Shareholder Report

value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $342,951 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended January 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$285,504	$(280,404)
Service Shares	78,910	(14,928)
TOTAL	$364,414	$(295,332)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities, which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $14,493,712. This is based on amounts held as of each month-end throughout the fiscal period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Option Contracts
The Fund buys or sells put and call options to manage duration risk and yield curve risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from
Annual Shareholder Report

writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At January 31, 2018, the Fund had no outstanding written option contracts.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$158,555*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended January 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options[1]	Total
Interest rate contracts	$(127,102)	$(69,176)	$(196,278)
1	The net realized gain (loss) on Purchased Options Contracts is found within the net realized gain on investments on Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options	Total
Interest rate contracts	$35,603	$0	35,603
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended January 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,222,087	$63,130,288	7,598,878	$78,657,976
Shares issued to shareholders in payment of distributions declared	785,811	7,965,183	743,604	7,676,862
Shares redeemed	(12,517,021)	(126,898,473)	(10,864,440)	(111,979,676)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,509,123)	$(55,803,002)	(2,521,958)	$(25,644,838)

Year Ended January 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	360,901	$3,660,448	556,811	$5,765,973
Shares issued to shareholders in payment of distributions declared	55,792	565,569	75,907	784,853
Shares redeemed	(1,024,516)	(10,391,419)	(2,825,139)	(29,266,153)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(607,823)	$(6,165,402)	(2,192,421)	$(22,715,327)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,116,946)	$(61,968,404)	(4,714,379)	$(48,360,165)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.
For the year ended January 31, 2018, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$1,336,711	$(1,336,711)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended January 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income	$10,096,259	$10,269,895
As of January 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$91,684
Net unrealized depreciation	$(4,551,823)
Capital loss carry forwards and deferrals	$(12,644,803)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for dollar-roll transactions and mark-to-market of futures contracts.
At January 31, 2018, the cost of investments for federal tax purposes was $426,551,064. The net unrealized depreciation of investments for federal tax purposes was $4,551,823. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,133,030 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,684,853. The amounts presented are inclusive of derivative contracts.
At January 31, 2018, the Fund had a capital loss carryforward of $12,644,803 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$9,815,429	$1,831,079	$11,646,508
2019	$998,295	NA	$998,295
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended January 31, 2018, the Adviser voluntarily waived $28,237 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended January 31, 2018, the Adviser reimbursed $19,382.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended January 31, 2018, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended January 31, 2018, the Fund's Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Shareholder Report

Other Service Fees
For the year ended January 31, 2018, FSSC received $20,537 and reimbursed $295,332 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.62% and 0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended January 31, 2018, were as follows:
Purchases	$—
Sales	$—
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2018, the Fund had no outstanding loans. During the year ended January 31, 2018, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the year ended January 31, 2018, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF federated GOVERNMENT INCOME TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Government Income Trust (the “Fund”), including the portfolio of investments, as of January 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at January 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
March 23, 2018
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$993.00	$3.16
Service Shares	$1,000	$992.00	$4.17
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.00	$3.21
Service Shares	$1,000	$1,021.00	$4.23
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.63%
Service Shares	0.83%
Annual Shareholder Report

In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: August 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: November 1981	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Government Income Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed
Annual Shareholder Report

expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Income Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314199100
CUSIP 314199209
30081 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $29,600

Fiscal year ended 2017 - $28,600

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2018 - $731,810

Fiscal year ended 2017 - $219,888

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In its required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”), the registrant’s independent public accountant, informed the Audit Committee that EY and/ or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.  The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant.   On September 22, 2017, the SEC issued another no-action letter to Fidelity Management & Research Company et al extending the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter (the “Letters”).

If it were to be determined that the relief available under the Letters was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 23, 2018